Guarantees and Contingent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Details) $ in Millions	Dec. 31, 2024 USD ($)
Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 185,733
Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	35,687
Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	226
Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	137,404
Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	42,605
Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	7,736
Less Than One Year | Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	46,760
Less Than One Year | Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	35,687
Less Than One Year | Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	226
Less Than One Year | Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	137,404
Less Than One Year | Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	16,460
Less Than One Year | Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	7,736
Greater Than One Year | Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	138,973
Greater Than One Year | Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	26,145
Greater Than One Year | Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 0